Note 3 - Loans and Allowance for Loan Losses (Detail) - Allowance for Loan Losses Activity, by Portfolio Segment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Balance			$ 8,198
Provision for Loan Losses	1,583	4,896
Loans Charged Off	(5,136)	(10,422)	5,879
Recoveries	3,114	3,484	1,196
Residential Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		1,860	1,051
Residential Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	1,329	1,860
Residential Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	395	2,642
Loans Charged Off	(1,066)	(2,034)
Recoveries	140	201
Commercial Real Estate Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		3,493	3,083
Commercial Real Estate Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	3,946	3,493
Commercial Real Estate Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	2,367	932
Loans Charged Off	(1,949)	(1,913)
Recoveries	35	1,391
Commercial and Industrial [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		636	3,795
Commercial and Industrial [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	783	636
Commercial and Industrial [Member]
Allowance for loan losses:
Provision for Loan Losses	(1,381)	439
Loans Charged Off	(499)	(4,725)
Recoveries	2,027	1,127
Consumer Portfolio Segment [Member] | Beginning Balance [Member]
Allowance for loan losses:
Balance		1,355	1,457
Consumer Portfolio Segment [Member] | Ending Balance [Member]
Allowance for loan losses:
Balance	847	1,355
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Provision for Loan Losses	202	883
Loans Charged Off	(1,622)	(1,750)
Recoveries	912	765
Beginning Balance [Member]
Allowance for loan losses:
Balance		7,344	9,386
Ending Balance [Member]
Allowance for loan losses:
Balance	$ 6,905	$ 7,344	$ 9,386